Loan note instruments - Summary of the bonds (Details) - Solar loan notes $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Loan note instruments
Beginning balance	$ 11,741	$ 9,168
Amounts received	7,000	2,500
Transaction costs	(61)	(113)
Finance cost	571	1,160
Repayment - finance cost	(545)	(974)
Repayment - capital	(7,000)
Ending balance	11,706	11,741
Current	1,973	7,760
Non-current	9,733	3,981
Total	$ 11,706	$ 11,741